RESERVES, LEASE AGREEMENT AND PURCHASE OPTION FOR ACQUISITION (Details Narrative) - USD ($)					9 Months Ended
	Nov. 30, 2022	Sep. 02, 2022	Aug. 06, 2022	Jul. 29, 2022	Sep. 30, 2022
Management agreement description			In exchange for these services, the Manager shall be paid monthly at the following rates: for the first twelve months of the Management Agreement, the greater of $25,000 per month or 3% gross revenue per month, and for the remainder of the term of the Management Agreement, 3% of the gross revenue per month. The term of the Management Agreement goes through September 30, 2027.
Management fee			$ 100,000
Construction reserve					$ 1,118,390
Interest reserve					2,472,498
Store reserve					6,600,000
Cost of hotel and land					55,000,000
Land					28,200,000
Buildings and improvements					26,200,000
Balance at closing [Member]
Construction reserve					3,000,000
Interest reserve					3,000,000
Store reserve					$ 6,600,000
Purchase And Sale Agreement [Member] | Sandpiper [Member]
Deposit amount of property purchase				$ 1,250,000
Purchase And Sale Agreement [Member] | Sandpiper [Member] | Third Addendum [Member]
Deposit amount of property purchase				$ 250,000
Purchase And Sale Agreement [Member] | Store P S A [Member]
Payment to property purchase		$ 55,000,000
Lease Agreement [Member] | Altitude Hospitality [Member]
Lease description					Altitude Hospitality’s lease and use of the Property through September 30, 2042, with five-year extension options through 2062.
Annual rental					$ 4,400,000
Security deposit					$ 6,600,000
Deposits description					Altitude Hospitality is required to establish a Capital Replacement Reserve Account into which Altitude Hospitality will deposit monthly an amount between 2-4% of the gross revenue of the Property for the preceding month. If no event of default is occurring under the Lease, then Altitude Hospitality shall have the right to withdraw certain Approved Expenditures (as defined therein) from the Capital Replacement Reserve Account (as defined therein) to be used to pay for the cost of furniture, fixtures and equipment for the Property or other real property improvements to the Property, subject to certain requirements of STORE
Purchase option, description					After thirty-six months after the completion of the property improvements (“PIP”) as required by the Franchisor (as defined below), and until four years after the completion of the PIP, Altitude Holdings shall have the option (the “Purchase Option”) to give STORE written notice to purchase the Property for a price equal to the greater of (i) 110% of STORE’s total investment; or (ii) the then current base annual rental divided by the applicable cap rate. The closing for such Purchase Option must occur within ninety (90) days following STORE’s receipt of the Purchase Option notice. Altitude Hospitality’s rights under the Purchase Option shall terminate if the Lease terminates or if the initial term expires before the exercise of the Purchase Option, except if the Lease terminates prior to the end of the initial term or any extension term, then Altitude Hospitality may elect to exercise the Purchase Option if written notice is given to Lessor at least ten days prior to such termination. The Purchase Option may not be assigned.
Membership Agreement [Member] | Franchisor [Member]
Agreement term					20 years
Payment of nonrefundable fee					$ 101,000
Membership Agreement [Member] | Franchisor [Member] | Maximum [Member]
Gross revenue percentage					6.00%
Disbursement agreement [Member] | Store [Member]
Borrowings to finance cost of construction.					$ 25,000,000
Agreement description					The terms of the Disbursement Agreement are subject to certain conditions, including the funding by Altitude Hospitality of at least $8,000,000 toward improvements at the Property (including establishing a construction deposit of $3,000,000 in segregated funds for such purpose), all of which may be reimbursed by STORE under the Disbursement Agreement if certain conditions are met
Construction deposit					$ 3,000,000
Loan Agreement [Member]
Debt Instrument, Face Amount		$ 15,000,000			$ 15,000,000
Debt Instrument, Interest Rate, Stated Percentage		13.00%
Debt instrument maturity date		Sep. 02, 2025
Stock Issued During Period, Shares, Restricted Stock Award, Gross		102,754,802
Loan Agreement [Member] | Subsequent Event [Member]
Debt instrument maturity date	Nov. 30, 2022
Short term borrowings	$ 3,250,000
Loan Agreement [Member] | Interest Rate Floor [Member]
Debt Instrument, Interest Rate, Stated Percentage		2.00%
Revenue share agreement [Member]
Agreement term					10 years
Net operating income percentage					20.00%
Payment of Loan					$ 2,500,000
Management Agreement [Member]
Management fee			$ 25,000
Percentage of gross revene per month to be paid monthly as management fee			3.00%
Management Agreement [Member] | Reminder Of Term [Member]
Percentage of gross revene per month to be paid monthly as management fee			3.00%